Related Party Transactions - Summary of Significant Related Party Transactions (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 TWD ($)
Daypower Energy [member]
Disclosure of transactions between related parties [line items]
Returned amount for property, plant, and equipment acquired from related party	$ 90,245